UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/07

     The following Form N-Q relates only to Dreyfus Premier International Bond Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Bond Fund
July 31, 2007 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--95.2%		Rate (%)	Date	Amount ($)	Value ($)

Argentina--.9%
Republic of Argentina BONAR,
Bonds, Ser. VII		7.00	9/12/13	60,000	55,200

Belgium--2.4%
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	30,000 [a]	43,601
Belgium Kingdom,
Bonds, Ser. 40	EUR	5.50	9/28/17	70,000 [a]	103,614
					147,215
Brazil--2.5%
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	250,000 [a,b]	156,615

Cayman Islands--.2%
BES Finance,
Bank Gtd. Notes	EUR	4.50	12/29/49	10,000 C	12,875

Egypt--1.4%
Arab Republic of Egypt,
Unsub. Notes	EGP	8.75	7/18/12	500,000 [d]	89,162

France--4.4%
Dexia Municipal Agency,
Scd. Notes	JPY	0.80	5/21/12	9,000,000 [a]	73,434
Government of France,
Bonds	EUR	4.75	4/25/35	140,000 [a]	197,654
					271,088
Germany--2.2%
Bundesobligation,
Bonds, Ser. 144	EUR	3.25	4/17/09	100,000 [a]	134,476

Greece--1.3%
Hellenic Republic,
Unsub. Bonds	EUR	3.70	7/20/15	60,000 [a]	77,401

Ireland--6.4%
DEPFA ACS BANK,
Covered Public Loans	JPY	0.75	9/22/08	30,000,000 [a]	252,069
GE Capital European Funding,
Gtd. Notes	EUR	4.15	5/4/11	105,000 [a,c]	143,901
					395,970
Italy--2.2%
Atlantia,
Gtd. Notes	EUR	4.59	6/9/11	100,000 [a,c]	138,045

Japan--12.4%
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 [a]	67,462
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	21,000,000 [a]	169,411
Japan Finance for Municipal
Enterprises, Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 [a]	51,095
Japan Finance for Municipal
Enterprises, Gov't. Gtd. Notes	JPY	1.35	11/26/13	11,000,000 [a]	91,754
Japan Government,
Bonds, Ser. 244	JPY	1.00	12/20/12	12,000,000 [a]	98,797
Japan Government CPI,
Bonds,Ser. 10	JPY	1.10	12/10/16	35,000,000 [a]	289,325
					767,844

Mexico--1.2%
Mexican Bonos,
Bonds, Ser. MI10	MXN	8.00	12/19/13	860,000 [a]	79,641

Netherlands--5.7%
Netherlands Government,
Bonds	EUR	4.00	1/15/37	280,000 [a]	349,636

South Africa--1.5%
South Africa,
Notes		5.88	5/30/22	100,000	95,625

Supranational--3.8%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.40	6/20/17	28,600,000 [a]	232,338

Sweden--5.9%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	200,000 [a]	26,895
Swedish Government,
Bonds, Ser. 1045	SEK	5.25	3/15/11	2,200,000 [a]	336,045
					362,940
United Kingdom--16.4%
FCE Bank,
Notes	EUR	5.16	9/30/09	115,000 [a,c]	152,077
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	10,000	10,276
SABMiller,
Gtd. Notes		5.66	7/1/09	10,000 [c,d]	10,025
United Kingdom Gilt,
Bonds	GBP	4.00	3/7/09	120,000 [a]	238,213
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	30,000 [a]	57,215
United Kingdom Gilt,
Bonds	GBP	4.75	6/7/10	140,000 [a]	278,765
United Kingdom Gilt,
Bonds	GBP	5.00	9/7/14	135,000 [a]	269,204
					1,015,775
United States--24.4%
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. A3		5.27	11/8/11	60,000	60,145
BAC Capital Trust XIII,
Jr. Sub. Notes		5.76	3/15/49	15,000 C	14,082
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB		5.17	12/11/38	65,000	62,759
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B		5.07	12/15/11	20,000	19,865
Capmark Financial Group,
Gtd. Notes		5.88	5/10/12	15,000 [d]	14,040
Citigroup,
Notes	JPY	0.80	10/30/08	2,900,000 [a]	24,317
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	15,000	14,318
Crown Castle Towers,
Ser. 2006-1A, Cl. D		5.77	11/15/36	25,000 [d]	23,896
Delhaize Group,
Notes		6.50	6/15/17	10,000 [d]	9,717
ERP Operating,
Notes		5.75	6/15/17	20,000	19,422
First Union-Chase Commercial
Mortgage, Ser. 1999-C2, Cl. G		5.95	6/15/31	25,000	25,075
General Electrical Capital,
Sr. Uncd. Notes	JPY	2.00	2/22/17	7,000,000 [a]	59,070
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	15,000 [d]	13,875
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. L		6.62	3/6/20	25,000 [c,d]	24,750
Government National Mortgage Association I:
Ser. 2004-23, Cl. B, 2.95%,
3/16/19				31,217	30,114
Ser. 2006-68, Cl. A, 3.89%,
7/16/26				24,591	23,876
Ser. 2006-67, Cl. A, 3.95%,

11/16/30				54,333	52,798
Ser. 2005-76, Cl. A, 3.96%,
5/16/30				33,701	32,846
Ser. 2005-79, Cl. A, 4.00%,
10/16/33				30,849	30,173
Ser. 2007-34, Cl. A, 4.27%,
11/16/26				24,939	24,427
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1		5.50	1/25/37	18,007 [c]	17,662
Host Hotels & Resorts,
Scd. Notes		6.88	11/1/14	15,000	14,550
KFW,
Gov't. Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 [a]	179,575
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	23,019	22,883
NiSource Finance,
Gtd. Notes		5.93	11/23/09	10,000 [c]	10,008
Republic of Argentina,
Bonds		5.48	8/3/12	40,000 [c]	28,865
SLM,
Unscd. Notes, Ser. A		4.50	7/26/10	30,000 [b]	28,073
Sovereign Bancorp,
Sr. Unscd. Notes		5.59	3/23/10	10,000 [c]	10,002
Stater Brothers Holdings,
Sr. Notes		7.75	4/15/15	10,000 [d]	9,350
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	10,000 [c]	9,840
TXU Electric Delivery,
Bonds		5.74	9/16/08	15,000 [c,d]	15,011
Time Warner Cable,
Sr. Unscd. Notes		5.40	7/2/12	10,000 [d]	9,861
Time Warner,
Gtd. Notes		5.59	11/13/09	10,000 [c]	10,011
U.S. Treasury Notes:
4.00%, 2/15/15				305,000	290,846
4.75%, 2/15/10				20,000 [b]	20,098
4.88%, 5/31/09				115,000 [b]	115,584
4.88%, 6/30/12				20,000 [b]	20,238
5.13%, 5/15/16				35,000 [b]	35,842
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3		5.43	10/17/11	40,000	40,234
Washington Mutual Bank,
Notes		5.45	5/1/09	10,000 [c]	10,001
Willis North America,
Gtd. Notes		6.20	3/28/17	15,000	14,993
Windstream,
Gtd. Notes		8.13	8/1/13	10,000	10,162
Windstream,
Gtd. Notes		8.63	8/1/16	5,000	5,088
					1,508,342
Total Bonds and Notes
(cost $5,801,413)					5,890,188
				Face Amount
				Covered by
Options--.7%				Contracts ($)	Value ($)

Call Options
U.S. Treasury 10-Year Notes,
September 2007 @ 107.5				300,000	2,484
3-Month USD Libor-BBA, Swaption				400,000	20,085
3-Month USD Libor-BBA, Swaption				460,000	23,067

Total Options
(cost $38,877)		45,636
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.65%, 9/6/07
(cost $14,930)	15,000 [e]	14,926

Investment of Cash Collateral for
Securities Loaned--6.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $393,139)	393,139 [f]	393,139

Total Investments (cost $6,248,359)	102.5%	6,343,889
Liabilities, Less Cash and Receivables	(2.5%)	(157,611)
Net Assets	100.0%	6,186,278

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EGP--Egypt
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
SEK--Swedish Krona
b	All or a portion of these securities are on loan. At July 31, 2007, the total market value of the fund's securities on loan is $372,047 and the total market value of the collateral held by the fund is $393,139.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $219,687 or 3.6% of net assets.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2007 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2007 ($)

Financial Futures Short
U.S. Treasury 30 Year Bonds	2	(220,125)	September 2007	(2,395)
Financial Futures Long
U.S. Treasury 2 Year Notes	2	409,875	September 2007	1,870
U.S. Treasury 5 Year Notes	4	421,875	September 2007	5,756
U.S. Treasury 10 Year Notes	1	107,422	September 2007	(143)
Euro Bund 10 Year	4	617,239	September 2007	7,014
				12,102

STATEMENT OF OPTIONS WRITTEN
July 31, 2007 (Unaudited)

			Contracts	Value ($)

Put Options
U.S. Treasury 10-Year Notes
August 2007 @ 101
(Premiums received $555)			3	(47)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)